Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 per share
Amount Registered | shares	10,952,381
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 230,000,001.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 20,010.00
Offering Note	The maximum aggregate offering price of the common stock is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-294170) on March 10, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The amount registered of common stock includes 1,428,571 shares of common stock that the underwriters have an option to purchase and 1,190,476 shares of common stock that are issuable upon the exercise of pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	1,190,476
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded warrants.